UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brown Capital Management, LLC
Address:  1201 N. Calvert Street
          Baltimore, MD 21202

Form 13F File Number:  028-03139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eddie C. Brown
Title:    President
Phone:    410-837-3234

Signature, Place, and Date of Signing:

      /s/ Eddie C. Brown               Baltimore, MD           February 14, 2013
      ------------------               -------------           -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          128
                                         -----------

Form 13F Information Table Value Total:  $ 3,743,576
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
----------------------------- -------------- --------- ---------- ------------------- ---------- -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                 TITLE OF                VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------------
       NAME OF ISSUER             CLASS        CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
----------------------------- -------------- --------- ---------- ---------- --- ---- ---------- -------- --------- ------ ---------
3M CO                         COM            88579y101      1,760     18,951 SH       Sole                   15,420            3,531
ABAXIS INC                    COM            002567105    130,473  3,516,784 SH       Sole                2,025,147        1,491,637
ABBOTT LABS                   COM            002824100      2,571     39,246 SH       Sole                   22,460           16,786
ACCELRYS INC                  COM            00430u103     72,062  7,962,676 SH       Sole                4,239,065        3,723,611
ACI WORLDWIDE INC             COM            004498101    115,403  2,641,405 SH       Sole                1,485,573        1,155,832
AKAMAI TECHNOLOGIES INC       COM            00971t101      8,817    215,514 SH       Sole                  118,573           96,941
ALLSCRIPTS HEALTHCARE SOLUTN  COM            01988p108     14,031  1,489,537 SH       Sole                  530,871          958,666
AMERICAN SOFTWARE INC         CL A           029683109     30,718  3,958,493 SH       Sole                2,368,556        1,589,937
ANSYS INC                     COM            03662q105    126,280  1,875,264 SH       Sole                  985,874          889,390
APPLE INC                     COM            037833100     12,010     22,532 SH       Sole                    8,163           14,369
AUTOMATIC DATA PROCESSING IN  COM            053015103        365      6,404 SH       Sole                      209            6,195
BAKER HUGHES INC              COM            057224107        923     22,596 SH       Sole                   19,504            3,092
BALCHEM CORP                  COM            057665200     94,073  2,580,865 SH       Sole                1,421,784        1,159,081
BLACKBAUD INC                 COM            09227q100     89,267  3,910,095 SH       Sole                2,164,412        1,745,683
BORGWARNER INC                COM            099724106      3,691     51,533 SH       Sole                   28,712           22,821
BRUKER CORP                   COM            116794108     20,389  1,338,053 SH       Sole                  853,453          484,600
CAMERON INTERNATIONAL CORP    COM            13342b105     10,459    185,245 SH       Sole                  102,542           82,703
CANTEL MEDICAL CORP           COM            138098108    112,512  3,784,473 SH       Sole                2,270,904        1,513,569
CARBO CERAMICS INC            COM            140781105    103,868  1,325,856 SH       Sole                  727,880          597,976
CARNIVAL CORP                 PAIRED CTF     143658300     14,989    407,645 SH       Sole                  178,388          229,257
CATERPILLAR INC DEL           COM            149123101      7,047     78,671 SH       Sole                   25,979           52,692
CELGENE CORP                  COM            151020104     13,093    166,325 SH       Sole                   83,459           82,866
CERNER CORP                   COM            156782104      3,817     49,240 SH       Sole                   49,240
CISCO SYS INC                 COM            17275r102        223     11,363 SH       Sole                                    11,363
COACH INC                     COM            189754104      5,880    105,921 SH       Sole                   62,833           43,088
COGNEX CORP                   COM            192422103    113,763  3,092,230 SH       Sole                1,782,628        1,309,602
CONCUR TECHNOLOGIES INC       COM            206708109    114,353  1,693,617 SH       Sole                  923,169          770,448
COVANCE INC                   COM            222816100      8,470    146,621 SH       Sole                  105,198           41,423
DANAHER CORP DEL              COM            235851102        295      5,283 SH       Sole                    1,000            4,283
DIAMOND OFFSHORE DRILLING IN  COM            25271c102      4,711     69,322 SH       Sole                   36,887           32,435
DICKS SPORTING GOODS INC      COM            253393102     12,306    270,529 SH       Sole                   97,347          173,182
DIODES INC                    COM            254543101     66,277  3,820,022 SH       Sole                2,133,980        1,686,042
DOLBY LABORATORIES INC        COM            25659t107     44,130  1,504,593 SH       Sole                  904,852          599,741
DTS INC                       COM            23335C101     33,911  2,030,577 SH       Sole                1,121,214          909,363
DYNAMIC MATLS CORP            COM            267888105     31,166  2,242,142 SH       Sole                1,224,917        1,017,225
E M C CORP MASS               COM            268648102      8,542    337,614 SH       Sole                   97,441          240,173
ECOLAB INC                    COM            278865100      8,816    122,616 SH       Sole                   66,338           56,278
ELIZABETH ARDEN INC           COM            28660g106      3,439     76,400 SH       Sole                   42,800           33,600
ENERNOC INC                   COM            292764107     17,978  1,530,057 SH       Sole                  453,563        1,076,494
EXPEDITORS INTL WASH INC      COM            302130109      4,380    110,747 SH       Sole                   68,095           42,652
EXXON MOBIL CORP              COM            30231g102        494      5,703 SH       Sole                       85            5,618
FACTSET RESH SYS INC          COM            303075105      4,380     49,735 SH       Sole                   27,131           22,604
FASTENAL CO                   COM            311900104        217      4,654 SH       Sole                                     4,654
FEI CO                        COM            30241l109    151,744  2,736,093 SH       Sole                1,546,294        1,189,799
FLAMEL TECHNOLOGIES SA        SPONSORED ADR  338488109      1,626    536,471 SH       Sole                  297,108          239,363
FLIR SYS INC                  COM            302445101     33,276  1,491,159 SH       Sole                1,134,803          356,356
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS 344419106        257      2,551 SH       Sole                    2,551
FRANKLIN RES INC              COM            354613101        917      7,299 SH       Sole                    6,753              546
GENERAL CABLE CORP DEL NEW    COM            369300108      3,912    128,642 SH       Sole                   71,000           57,642
GENERAL ELECTRIC CO           COM            369604103      2,305    109,793 SH       Sole                   66,932           42,861
GEOSPACE TECHNOLOGIES CORP    COM            37364X109     85,361    960,518 SH       Sole                  537,603          422,915
GILEAD SCIENCES INC           COM            375558103      3,715     50,582 SH       Sole                   14,400           36,182
GOOGLE INC                    CL A           38259p508     10,880     15,338 SH       Sole                    4,239           11,099
GRAINGER W W INC              COM            384802104        506      2,500 SH       Sole                                     2,500
GUESS INC                     COM            401617105      3,203    130,526 SH       Sole                   72,542           57,984
HITTITE MICROWAVE CORP        COM            43365y104    117,510  1,893,488 SH       Sole                1,065,033          828,455
HOME DEPOT INC                COM            437076102        484      7,819 SH       Sole                      225            7,594
HUNT J B TRANS SVCS INC       COM            445658107      5,187     86,871 SH       Sole                   47,027           39,844
ICON PUB LTD CO               SPONSORED ADR  45103t107     12,769    459,988 SH       Sole                  256,403          203,585
ILLINOIS TOOL WKS INC         COM            452308109        280      4,609 SH       Sole                      195            4,414
INCYTE CORP                   COM            45337C102     31,313  1,885,213 SH       Sole                  766,077        1,119,136
INTERNATIONAL BUSINESS MACHS  COM            459200101      1,375      7,176 SH       Sole                    4,264            2,912
INVESCO LTD                   SHS            g491bt108      7,786    298,426 SH       Sole                  169,936          128,490
JPMORGAN CHASE & CO           COM            46625h100      1,091     24,820 SH       Sole                   17,837            6,983
KIMBERLY CLARK CORP           COM            494368103        215      2,550 SH       Sole                      160            2,390
LULULEMON ATHLETICA INC       COM            550021109     10,145    133,085 SH       Sole                   46,997           86,088
MANHATTAN ASSOCS INC          COM            562750109    121,105  2,007,042 SH       Sole                1,232,504          774,538
MASTERCARD INC                CL A           57636q104      1,074      2,187 SH       Sole                    1,808              379
MCDONALDS CORP                COM            580135101      1,855     21,029 SH       Sole                   14,787            6,242
MEASUREMENT SPECIALTIES INC   COM            583421102     93,750  2,725,298 SH       Sole                1,416,117        1,309,181
MEDASSETS INC                 COM            584045108     75,655  4,511,355 SH       Sole                1,637,455        2,873,900
MEDIDATA SOLUTIONS INC        COM            58471a105    141,908  3,621,952 SH       Sole                2,111,711        1,510,241
MERIDIAN BIOSCIENCE INC       COM            589584101     84,868  4,191,002 SH       Sole                2,412,506        1,778,496
MICHAEL KORS HLDGS LTD        SHS            G60754101      6,969    136,573 SH       Sole                   52,873           83,700
MICROSOFT CORP                COM            594918104        213      7,964 SH       Sole                      364            7,600
MONSANTO CO NEW               COM            61166w101      3,736     39,476 SH       Sole                   11,543           27,933
MONSTER BEVERAGE CORP         COM            611740101      2,676     50,634 SH       Sole                   28,162           22,472
MSC INDL DIRECT INC           CL A           553530106      7,343     97,413 SH       Sole                   61,383           36,030
MYRIAD GENETICS INC           COM            62855j104      4,410    161,845 SH       Sole                   83,645           78,200
NABORS INDUSTRIES LTD         SHS            g6359f103     14,422    998,034 SH       Sole                  403,572          594,462
NEOGEN CORP                   COM            640491106    137,024  3,023,477 SH       Sole                1,737,305        1,286,172
NETAPP INC                    COM            64110d104      9,246    275,574 SH       Sole                  153,964          121,610
NETSCOUT SYS INC              COM            64115t104    132,063  5,081,299 SH       Sole                2,918,351        2,162,948
NIC INC                       COM            62914b100    136,404  8,347,840 SH       Sole                4,755,290        3,592,550
NUANCE COMMUNICATIONS INC     COM            67020y100     47,440  2,125,448 SH       Sole                1,446,708          678,740
NVR INC                       COM            62944t105      4,824      5,243 SH       Sole                    2,995            2,248
ORACLE CORP                   COM            68389X105      2,637     79,133 SH       Sole                   57,324           21,809
PALL CORP                     COM            696429307        331      5,500 SH       Sole                                     5,500
PAREXEL INTL CORP             COM            699462107     12,574    424,952 SH       Sole                  140,936          284,016
PEPSICO INC                   COM            713448108        529      7,730 SH       Sole                      154            7,576
PHILIP MORRIS INTL INC        COM            718172109        527      6,299 SH       Sole                                     6,299
PRAXAIR INC                   COM            74005P104      1,802     16,460 SH       Sole                   13,012            3,448
PRICE T ROWE GROUP INC        COM            74144t108     17,129    262,998 SH       Sole                   96,953          166,045
PROCTER & GAMBLE CO           COM            742718109        436      6,419 SH       Sole                      232            6,187
PROS HOLDINGS INC             COM            74346y103     83,733  4,578,076 SH       Sole                2,545,358        2,032,718
PULTE GROUP INC               COM            745867101     12,772    703,303 SH       Sole                  215,773          487,530
QUALCOMM INC                  COM            747525103      5,493     88,571 SH       Sole                   34,921           53,650
QUALITY SYS INC               COM            747582104     80,435  4,633,333 SH       Sole                2,668,701        1,964,632
QUANTA SVCS INC               COM            74762e102     19,381    710,178 SH       Sole                  290,936          419,242
ROVI CORP                     COM            779376102     20,400  1,322,122 SH       Sole                  483,160          838,962
SASOL LTD                     SPONSORED ADR  803866300     21,601    498,988 SH       Sole                  193,174          305,814
SHIRE PLC                     SPONSORED ADR  82481r106     13,743    149,094 SH       Sole                   71,257           77,837
SIGMA ALDRICH CORP            COM            826552101      3,151     42,820 SH       Sole                   38,020            4,800
STARBUCKS CORP                COM            855244109        537     10,006 SH       Sole                    6,635            3,371
STERICYCLE INC                COM            858912108      2,444     26,203 SH       Sole                   15,482           10,721
STIFEL FINL CORP              COM            860630102      7,581    237,117 SH       Sole                  132,282          104,835
STRYKER CORP                  COM            863667101      1,294     23,611 SH       Sole                   19,290            4,321
SUN HYDRAULICS CORP           COM            866942105     89,836  3,444,625 SH       Sole                2,077,500        1,367,125
SYSCO CORP                    COM            871829107        316      9,969 SH       Sole                      416            9,553
TARGET CORP                   COM            87612e106      1,421     24,011 SH       Sole                   17,022            6,989
TECHNE CORP                   COM            878377100    115,352  1,687,914 SH       Sole                  953,836          734,078
TEVA PHARMACEUTICAL INDS LTD  ADR            881624209     10,915    292,301 SH       Sole                  102,103          190,198
THE ADT CORPORATION           COM            00101j106      6,191    133,164 SH       Sole                   74,298           58,866
TOLL BROTHERS INC             COM            889478103      5,826    180,189 SH       Sole                  105,646           74,543
TRACTOR SUPPLY CO             COM            892356106     14,332    162,199 SH       Sole                   62,651           99,548
TRANSOCEAN LTD                REG SHS        h8817h100     14,453    323,696 SH       Sole                  136,637          187,059
TRIMBLE NAVIGATION LTD        COM            896239100     16,027    268,093 SH       Sole                  112,554          155,539
TYCO INTERNATIONAL LTD        SHS            H89128104      7,790    266,330 SH       Sole                  148,597          117,733
TYLER TECHNOLOGIES INC        COM            902252105    147,161  3,038,011 SH       Sole                1,735,791        1,302,220
UNITED PARCEL SERVICE INC     CL B           911312106        400      5,425 SH       Sole                      145            5,280
UNITED TECHNOLOGIES CORP      COM            913017109      1,352     16,485 SH       Sole                   12,652            3,833
VISA INC                      COM CL A       92826c839      5,374     35,454 SH       Sole                   11,949           23,505
WAL-MART STORES INC           COM            931142103        214      3,141 SH       Sole                      294            2,847
WATERS CORP                   COM            941848103      7,994     91,755 SH       Sole                   67,386           24,369
WESTERN UN CO                 COM            959802109      4,114    302,290 SH       Sole                  164,549          137,741
WHOLE FOODS MKT INC           COM            966837106        202      2,212 SH       Sole                      150            2,062
WISCONSIN ENERGY CORP         COM            976657106        387     10,515 SH       Sole                      356           10,159
YORK WTR CO                   COM            987184108        198     11,250 SH       Sole                                    11,250